S000037565 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	15.91%	11.33%	10.53%
Class N
Prospectus [Line Items]
Average Annual Return, Percent	23.94%	9.25%	11.57%
Class N | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	18.71%	7.02%	8.73%
Class N | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	16.88%	6.95%	8.72%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	24.14%	9.44%	11.77%